Cover	Nov. 03, 2026
Entity Addresses [Line Items]
Document Type	8-K
Document Period End Date	Nov. 03, 2026
Entity Registrant Name	Nuveen Churchill Direct Lending Corp.
Entity Incorporation, State or Country Code	MD
Securities Act File Number	000-56133
Entity Tax Identification Number	84-3613224
Entity Address, Address Line One	375 Park Avenue
Entity Address, Address Line Two	9th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10152
City Area Code	212
Local Phone Number	478-9200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01
Trading Symbol	NCDL
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001737924
Amendment Flag	false